Intangible assets Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization for the year	$ (255)	$ (262)	$ (251)
Growth rate used to extrapolate cash flow projections	5.00%
Discount rate applied to cash flow projections	8.30%
Discount rate for costs of disposal of the fair value of asset	0.015
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 4
Impairment loss recognised in profit or loss, goodwill	0	2	0
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization for the year	(168)	$ (174)
Graham Packaging [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 3,400
Percentage of fair value in excess of carrying amount	0.04	0.05
Percentage change in forecasted EBITDA	0.02
Percentage change in forecasted cash flows	0.02
Percentage change in discount rate	0.02
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue multiple, significant unobservable inputs, assets	7.5
Royalty rate	0.01
Discount rate for costs of disposal of the fair value of asset	0.01
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue multiple, significant unobservable inputs, assets	10
Royalty rate	0.07
Discount rate for costs of disposal of the fair value of asset	0.015
Amortization Expense Error [member] | Pactiv Foodservice [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization for the year			$ 18